Digital Assets Payables	6 Months Ended
Sep. 30, 2024
Digital Assets Payables [Abstract]
DIGITAL ASSETS PAYABLES
13.	DIGITAL ASSETS PAYABLES

	As of September 30, 2024 US$	As of March 31, 2024 US$
	(Unaudited)	(Audited)
Digital assets payables to:
Related parties (note 23)	40,736,006	8,926,859
Third party payables	111,294,566	71,437,331
Total	152,030,572	80,364,190

Movement of digital assets payables was shown below:

	Digital assets payable
	As of September 30, 2024 US$	As of March 31, 2024 US$
	(Unaudited)	(Audited)
At beginning of period/year	80,364,190	34,183,498
Entered during the period/year	361,437,815	518,068,292
Settled during the period/year	(313,959,651)	(487,892,827)
Unrealized fair value loss (gain) for period/year	24,188,218	16,005,227
At end of period/year	152,030,572	80,364,190